Income Taxes - Schedule of Material Jurisdictions (Details)	12 Months Ended
Dec. 31, 2025
Australia [Member]
Schedule of Material Jurisdictions [Line Items]
Earliest open year	2021
Latest open year	2025
Brazil [Member]
Schedule of Material Jurisdictions [Line Items]
Earliest open year	2023
Latest open year	2025
Canada [Member]
Schedule of Material Jurisdictions [Line Items]
Earliest open year	2021
Latest open year	2025
Hong Kong [Member]
Schedule of Material Jurisdictions [Line Items]
Earliest open year	2018
Latest open year	2025
Indonesia [Member]
Schedule of Material Jurisdictions [Line Items]
Earliest open year	2023
Latest open year	2025
Japan [Member]
Schedule of Material Jurisdictions [Line Items]
Earliest open year	2015
Latest open year	2025
Mainland China [Member]
Schedule of Material Jurisdictions [Line Items]
Earliest open year	2022
Latest open year	2025
Malaysia [Member]
Schedule of Material Jurisdictions [Line Items]
Earliest open year	2022
Latest open year	2025
Mexico [Member]
Schedule of Material Jurisdictions [Line Items]
Earliest open year	2023
Latest open year	2025
Netherlands [Member]
Schedule of Material Jurisdictions [Line Items]
Earliest open year	2022
Latest open year	2025
Singapore [Member]
Schedule of Material Jurisdictions [Line Items]
Earliest open year	2022
Latest open year	2025
Thailand [Member]
Schedule of Material Jurisdictions [Line Items]
Earliest open year	2022
Latest open year	2025
United Kingdom [Member]
Schedule of Material Jurisdictions [Line Items]
Earliest open year	2021
Latest open year	2025
United States [Member]
Schedule of Material Jurisdictions [Line Items]
Earliest open year	2022
Latest open year	2025